SUPPLEMENTAL DISCLOSURES TO CASH FLOWS	12 Months Ended
Dec. 31, 2021
SUPPLEMENTAL DISCLOSURES TO CASH FLOWS
SUPPLEMENTAL DISCLOSURES TO CASH FLOWS

19. SUPPLEMENTAL DISCLOSURES TO CASH FLOWS

Supplemental non-cash and other cash flow information consists of the following:

	Year Ended December 31,
	2021	2020
Supplemental disclosures:
Cash paid for income taxes, net of refunds	$1,158	$879
Cash paid for interest	13,336	23,316
Non-cash transactions:
Accruals and accounts payable for capital expenditures	197	—
Stock received in the sale of business	—	4,731